Note 6 - Financial Instruments - 10K (Details) - Level 3 Liabilities Activity (USD $) In Thousands, unless otherwise specified				1 Months Ended	9 Months Ended
	Mar. 31, 2017	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Subordinated Convertible Note [Member]	Sep. 30, 2013 Subordinated Convertible Note [Member]	Sep. 30, 2013 Estimated Royalty Obligations [Member]		Dec. 02, 2012 Estimated Royalty Obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		$ 5,833	$ 2,137	$ 2,100	$ 2,137
Balance	3,700	3,965	4,000			4,000		4,000
Change in fair value				37	3,696	0
Balance		5,833	2,137	2,137	5,833
Balance	$ 3,700	$ 3,965	$ 4,000			$ 4,000	[1]	$ 4,000

[1]	Includes $35 thousand of current royalty obligations included in accrued expenses at September 30, 2013.